Schedule Of Income Tax Expense (Benefit) And Effective Tax Rates (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 27, 2012	Oct. 29, 2011	Oct. 27, 2012	Oct. 29, 2011	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Schedule Of Income Taxes [Line Items]
Income before income taxes	$ 1,284	$ 733	$ 1,446	$ 6,080	$ 26,237	$ 11,776	$ 6,805
Income tax expense	$ 555	$ 293	$ 627	$ 2,429	$ 10,159	$ 4,753	$ (4,853)
Effective tax rate	43.20%	40.00%	43.40%	40.00%	38.70%	40.40%	(71.30%)